Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO(1)		Compensation actually paid to PEO(2)		Average summary compensation table total for non-PEO NEOs ($) (3)	Average compensation actually paid to non-PEO NEOs ($) (4)	Value of initial fixed $100 investment based on:		Net Loss ($) (7)	Adjusted EBITDA ($) (8)
	David B. Kagan ($)	Dr. Paul E. Jacobs ($)	David B. Kagan ($)	Dr. Paul E. Jacobs ($)			Total shareholder return (TSR) ($) (5)	Peer group TSR ($) (6)

2024	—	1,009,445	—	1,894,789	710,637	847,411	398.08	119.33	(63,164,000)	134,341,000
2023	1,557,215	36,221,461	507,156	54,143,331	713,583	939,058	373.08	107.36	(24,718,000)	116,717,000
2022	1,892,166	—	1,250,965	—	1,764,537	1,277,946	255.77	95.61	(256,915,000)	57,396,000
2021	871,997	—	4,318,956	—	595,857	952,036	223.08	127.87	(112,625,000)	38,711,000
2020	727,937	—	145,209	—	580,343	375,332	65.38	122.04	(109,639,000)	42,158,000

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Dr. Paul E. Jacobs became our Chief Executive Officer in August 2023. David B. Kagan was our Chief Executive Officer from September 2018 through August 2023. The dollar amounts reported are the amounts of total compensation reported for Dr. Jacobs and Mr. Kagan for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Executive Compensation – Summary Compensation Table.The dollar amounts reported represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Dr. Jacobs and Mr. Kagan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Dr. Jacobs and Mr. Kagan) included for purposes of calculating the average amounts in each of 2024, 2023, 2022, 2021 and 2020 are as follows: Rebecca S. Clary, Vice President and Chief Financial Officer, and L. Barbee Ponder IV, Vice President of Regulatory Affairs and General Counsel. As discussed in this proxy statement, Mr. Monroe did not receive any compensation during 2020 through 2024 for his service as an executive officer of the Company; therefore, he is not included.
Peer Group Issuers, Footnote			The peer group used for this purpose is the Nasdaq Telecommunications index.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of “compensation actually paid” to Dr. Jacobs and Mr. Kagan, as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned or paid to Dr. Jacobs and Mr. Kagan during the applicable year. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. Neither Dr. Jacobs nor Mr. Kagan have pension benefits; therefore, columns reporting Change in Actuarial Value of Pension Benefits and Pension Benefit Adjustments are omitted. Dr. Jacobs was appointed as Chief Executive Officer in August 2023; accordingly amounts prior to 2023 are not shown below.

Year	Summary compensation table total for Dr. Paul E. Jacobs ($)	Reported Value of Equity Awards for Dr. Paul E. Jacobs ($) (a)	Equity Award Adjustments for Dr. Paul E. Jacobs ($) (b)	Compensation actually paid to Dr. Paul E. Jacobs ($)

2024	1,009,445	(300,000)	1,185,344	1,894,789
2023	36,221,461	(36,075,405)	53,997,274	54,143,331

Year	Summary compensation table total for David B. Kagan ($)	Reported Value of Equity Awards for David B. Kagan ($) (a)	Equity Award Adjustments for David B. Kagan ($) (b)	Compensation actually paid to David B. Kagan ($)

2024	—	—	—	—
2023	1,557,215	(1,131,681)	81,622	507,156
2022	1,892,166	(1,330,400)	689,199	1,250,965
2021	871,997	(165,600)	3,612,559	4,318,956
2020	727,937	(182,359)	(400,369)	145,209
a.The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following to the extent applicable: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; and (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The amounts deducted or added in calculating the equity award adjustments are set forth below. Columns reporting fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year and value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation are omitted, because they are not applicable.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Dr. Paul E. Jacobs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Dr. Paul E. Jacobs ($)	Change in Fair Value of Equity Awards Granted and Vested in the same Covered Year for Dr. Paul E. Jacobs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Dr. Paul E. Jacobs ($)	Total - Inclusion of Equity Values for Dr. Paul E. Jacobs ($)

2024	—	1,015,344	170,000	—	1,185,344
2023	53,997,274	—	—	—	53,997,274

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David B. Kagan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David B. Kagan ($)	Change in Fair Value of Equity Awards Granted and Vested in the same Covered Year for David B. Kagan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David B. Kagan ($)	Total - Inclusion of Equity Values for David B. Kagan ($)

2024	—	—	—	—	—
2023	—	98,075	120,000	(136,453)	81,622
2022	203,940	310,726	—	174,533	689,199
2021	139,200	1,852,132	144,999	1,476,228	3,612,559
2020	27,201	(409,926)	130,992	(148,636)	(400,369)

Non-PEO NEO Average Total Compensation Amount			$ 710,637	$ 713,583	$ 1,764,537	$ 595,857	$ 580,343
Non-PEO NEO Average Compensation Actually Paid Amount			$ 847,411	939,058	1,277,946	952,036	375,332
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Dr. Jacobs and Mr. Kagan), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Jacobs and Mr. Kagan) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Jacobs and Mr. Kagan) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The NEOs do not have pension benefits; therefore, columns reporting Change in Actuarial Value of Pension Benefits and Pension Benefit Adjustments are omitted.

Year	Average summary compensation table total for non-PEO NEOs ($)	Reported Value of Equity Awards for non-PEO NEOs ($)	Equity Award Adjustments for non-PEO NEOs ($) (a)	Average compensation actually paid to non-PEO NEOs ($)

2024	710,637	(321,395)	458,169	847,411
2023	713,583	(345,301)	570,776	939,058
2022	1,764,537	(1,414,900)	928,309	1,277,946
2021	595,857	(216,400)	572,579	952,036
2020	580,343	(267,973)	62,962	375,332
a.The amounts deducted or added in calculating the equity award adjustments are set forth below. Columns reporting fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year and value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation are omitted, because they are not applicable.

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value of Equity Awards Granted and Vested in the same Covered Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	168,477	57,202	210,887	21,603	458,169
2023	155,208	223,673	177,194	14,701	570,776
2022	724,856	(7,629)	40,000	171,082	928,309
2021	139,200	118,139	93,300	221,940	572,579
2020	55,536	(17,090)	170,481	(145,965)	62,962

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our cumulative TSR for the five most recently completed fiscal years. In 2023, we had two PEOs, Dr. Jacobs and Mr. Kagan, as shown in the table above, and the graph below shows the sum of the compensation actually paid to both PEOs for 2023. A significant portion of the compensation actually paid to our NEOs is comprised of equity awards with the long-term intention of such compensation directly correlated with the value of Globalstar common stock, which we believe aligns compensation actually paid and Globalstar's cumulative TSR.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Adjusted EBITDA for the five most recently completed fiscal years. As described above, Adjusted EBITDA is defined as GAAP net income (loss) before interest, income taxes, depreciation, amortization, accretion and derivative (gains)/losses. Adjusted EBITDA excludes non-cash compensation expense, reduction in the value of assets, foreign exchange (gains)/losses, and certain other non-cash or non-recurring charges as applicable. We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Under the Company’s annual bonus plan, which is designed to reward NEOs’ efforts to meet and exceed the Company's financial performance goals, the Company used Adjusted EBITDA when determining the bonus pool available for distribution to the NEOs during the fiscal year. As described in more detail in the section “Executive Officers and Compensation – Compensation Discussion and Analysis,” for each 1% of Adjusted EBITDA above or below the plan year target Adjusted EBITDA, adjustments are made to either increase or decrease the bonus distribution.

Total Shareholder Return Vs Peer Group			The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the Nasdaq Telecommunications Index over the same period.
Tabular List, Table

Most Important Financial Performance Measures	Nature	Explanation

Adjusted EBITDA	Financial measure
A non-GAAP measure defined as earnings before interest, income taxes, depreciation, amortization, accretion and derivative (gains)/losses. Adjusted EBITDA excludes non-cash compensation expense, reduction in the value of assets, foreign exchange (gains)/losses, and certain other non-cash or non-recurring charges as applicable.

Specific Goal Achievements	Financial measure	Obtaining predetermined financial goals or benchmarks for individual NEOs.
Performance Achievements	Non-financial measure	Obtaining predetermined non-financial goals or benchmarks for individual NEOs.

Total Shareholder Return Amount			$ 398.08	373.08	255.77	223.08	65.38
Peer Group Total Shareholder Return Amount			119.33	107.36	95.61	127.87	122.04
Net Income (Loss)			$ (63,164,000)	$ (24,718,000)	$ (256,915,000)	$ (112,625,000)	$ (109,639,000)
Company Selected Measure Amount			134,341,000	116,717,000	57,396,000	38,711,000	42,158,000
Additional 402(v) Disclosure			Cumulative TSR is calculated by dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. TSR is determined based on the value of an initial fixed investment of $100.The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA is a non-GAAP measure defined as GAAP net income (loss) before interest, income taxes, depreciation, amortization, accretion and derivative (gains)/losses. Adjusted EBITDA excludes non-cash compensation expense, reduction in the value of assets, foreign exchange (gains)/losses, and certain other non-cash or non-recurring charges as applicable. We have determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.
Measure:: 2
Pay vs Performance Disclosure
Name			Specific Goal Achievements
Measure:: 3
Pay vs Performance Disclosure
Name			Performance Achievements
David B. Kagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 1,557,215	$ 1,892,166	$ 871,997	$ 727,937
PEO Actually Paid Compensation Amount			0	507,156	1,250,965	4,318,956	145,209
PEO Name		David B. Kagan was
Dr. Paul E. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,009,445	36,221,461
PEO Actually Paid Compensation Amount			1,894,789	54,143,331
PEO Name	Dr. Paul E. Jacobs
PEO | David B. Kagan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,131,681)	(1,330,400)	(165,600)	(182,359)
PEO | David B. Kagan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	81,622	689,199	3,612,559	(400,369)
PEO | David B. Kagan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	203,940	139,200	27,201
PEO | David B. Kagan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	98,075	310,726	1,852,132	(409,926)
PEO | David B. Kagan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	120,000	0	144,999	130,992
PEO | David B. Kagan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(136,453)	174,533	1,476,228	(148,636)
PEO | Dr. Paul E. Jacobs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(300,000)	(36,075,405)
PEO | Dr. Paul E. Jacobs [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,185,344	53,997,274
PEO | Dr. Paul E. Jacobs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	53,997,274
PEO | Dr. Paul E. Jacobs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,015,344	0
PEO | Dr. Paul E. Jacobs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			170,000	0
PEO | Dr. Paul E. Jacobs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(321,395)	(345,301)	(1,414,900)	(216,400)	(267,973)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			458,169	570,776	928,309	572,579	62,962
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			168,477	155,208	724,856	139,200	55,536
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			57,202	223,673	(7,629)	118,139	(17,090)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			210,887	177,194	40,000	93,300	170,481
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 21,603	$ 14,701	$ 171,082	$ 221,940	$ (145,965)